Segment, Geographic and Revenue Information (Tables)	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Schedule of Segment Reporting Information

The Company’s operating segment information for the years ended December 31, 2017, 2018 and 2019 was as follows:

	For the year ended December 31, 2017
	Display segment	Energy segment	Total segments
	(in thousands)
Net revenue from external customers	$322,335,330	18,692,937	341,028,267
Depreciation and amortization	$34,816,463	1,613,373	36,429,836
Inventory write-down	$3,423,097	333,629	3,756,726
Segment profit (loss)(i)	$39,971,375	(832,251)	39,139,124
Other income			3,829,897
Other gains and losses			(976,560)
Finance costs			(2,867,861)
Share of profit of equity-accounted investees			239,006
Consolidated profit before income tax			$39,363,606

	For the year ended December 31, 2018
	Display segment	Energy segment	Total segments
	(in thousands)
Net revenue from external customers	$290,784,754	16,849,635	307,634,389
Depreciation and amortization	$32,981,240	1,246,290	34,227,530
Inventory write-down	$5,094,195	77,557	5,171,752
Segment profit (loss)(i)	$7,792,505	(1,124,640)	6,667,865
Other income			5,412,125
Other gains and losses			1,488,052
Finance costs			(2,663,605)
Share of profit of equity-accounted investees			311,714
Consolidated profit before income tax			$11,216,151

	For the year ended December 31, 2019
	Display segment	Energy segment	Total segments
	(in thousands)
Net revenue from external customers	$256,667,222	12,124,472	268,791,694
Depreciation and amortization	$35,237,582	1,020,137	36,257,719
Inventory write-down	$5,109,473	76,031	5,185,504
Segment profit (loss)(i)	$(19,484,401)	(983,547)	(20,467,948)
Other income			5,320,271
Other gains and losses			(1,595,614)
Finance costs			(3,251,370)
Share of profit of equity-accounted investees			149,907
Consolidated loss before income tax			$(19,844,754)

(i)	There were no intersegment revenues or other transactions between operating segments for the years ended December 31, 2017, 2018 and 2019.

Schedule of Revenue and Non Current Assets By Geographical Areas

(1)	Net revenue from external customers

	For the years ended December 31,
	2017	2018	2019
Region	(in thousands)
PRC	$125,341,648	113,632,037	98,362,235
Taiwan	108,288,387	99,357,882	83,229,594
Singapore	35,939,290	39,370,930	38,534,291
Japan	32,739,262	21,166,864	20,924,003
Others	38,719,680	34,106,676	27,741,571
	$341,028,267	307,634,389	268,791,694

(2)	Consolidated noncurrent assets(ii)

	December 31,
	2018	2019
Region	(in thousands)
Taiwan	$161,358,754	163,237,676
PRC	61,284,667	54,890,846
Others	6,941,674	6,301,996
	$229,585,095	224,430,518

(ii)	Noncurrent assets are not inclusive of financial instruments, deferred tax assets, and prepaid pension.

Schedule of Revenue By Major Customers

For the years ended December 31, 2017, 2018 and 2019, sales to individual customers representing greater than 10% of consolidated net revenue were as follows:

	For the years ended December 31,
	2017	%	2018	%	2019	%
	(in thousands)
Customer A	$43,645,518	13	35,358,013	11	33,142,985	12

Schedule of Revenue By Products and Services

The consolidated net revenue by principal products was as follows:

	For the years ended December 31,
	2017	2018	2019
	(in thousands)
Products for Televisions	$152,442,198	113,194,567	87,269,763
Products for Mobile PCs and Devices	71,068,304	74,375,305	69,305,510
Products for Monitors	45,696,144	47,024,353	39,522,268
Products for Commercial and Others(iii)	53,128,684	56,190,529	60,569,681
Solar Products	18,692,937	16,849,635	12,124,472
Total	$341,028,267	307,634,389	268,791,694

(iii)	Others include sales from products for other applications and sales of raw materials, components and from service charges.